Property and equipment, net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 19,611,377		$ 21,933,281
Less: accumulated depreciation	(12,000,901)		(11,234,271)
Property and equipment, net	7,610,476		10,699,010
Impaired or pledged property and equipment	0	$ 0
Additions to property and equipment	0	653,189
Disposals of property and equipment	0	58,797
Depreciation	2,045,964	$ 2,051,081
Server hardware
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	19,406,241		21,703,857
Vehicles
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 205,136		$ 229,424